ADVANCES FROM CLIENTS (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)	Dec. 31, 2014 BRL (R$)
CURRENT
Early sale of energy	R$ 654,853		R$ 620,781	R$ 54,832
Non-current
Early sale of energy	519,391		592,215	659,082
TOTAL	1,174,244		1,212,996	713,914	R$ 771,264
ALBRAS
CURRENT
Early sale of energy	68,738		60,504
Non-current
Early sale of energy	519,391		592,215
TOTAL	588,129	$ 652,719	652,719	R$ 713,914
BTG PACTUAL
CURRENT
Early sale of energy	10,153
PROINFA
CURRENT
Early sale of energy	R$ 575,962		R$ 560,277